COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments
Three Months ending 12/31/2013	$9,815

Years ending December 31:
2014	40,370
2015	41,811
2016	43,275
2017	44,787
2018	11,292
Total	$191,350